Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 7,531,760		¥ 5,742,475		$ 1,084,800
Non-current assets	1,860,266		1,787,601		267,934
Total assets	9,392,026		7,530,076		1,352,734
Accrued expenses and other payables	1,151,547		833,473		165,859
Advance from customers	75,882		27,214		10,929
Deferred revenue	1,012,143		872,487		145,779
Income tax payable	256,775		224,973		36,983
Amounts due to related parties	16,630		23,444		2,395
Total current liabilities	2,544,040		2,156,534		366,419
Other liabilities	34,977		32,596		5,038
Deferred tax liabilities	461,796		489,910		66,512
Total non-current liabilities	496,773		522,506		71,550
Total liabilities	3,040,813		2,679,040		437,969
Net revenues	5,961,621	$ 858,652	3,463,975	¥ 2,132,949
Net income/(loss)	1,227,914	176,857	990,649	748,680
Net cash generated from/(used in) operating activities	1,625,896	234,178	1,461,841	1,023,743
Net cash used in investing activities	(514,906)	(74,163)	(407,657)	(1,759,517)
Net cash generated from financing activities	27,920	4,021	30,200	647,396
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	1,104,831		502,938		159,129
Non-current assets	1,597,753		1,618,469		230,124
Total assets	2,702,584		2,121,407		389,253
Accrued expenses and other payables	191,942		111,610		27,644
Advance from customers	15,452		10,942		2,226
Deferred revenue	40,115		6,063		5,778
Income tax payable	42,746		6,408		6,157
Amounts due to related parties	1,430		2,910		206
Inter-company payables	761,583		275,061		109,691
Total current liabilities	1,053,268		412,994		151,702
Other liabilities	21,131		19,906		3,043
Deferred tax liabilities	7,400		8,539		1,066
Total non-current liabilities	28,531		28,445		4,109
Total liabilities	1,081,799		441,439		155,811
Net assets	1,620,785		1,679,968		$ 233,442
Net revenues	328,618	47,331	271,198	1,473,401
Net income/(loss)	(71,931)	(10,360)	(68,272)	57,358
Net cash generated from/(used in) operating activities	20,337	2,929	(23,630)	102,403
Net cash used in investing activities	(33,204)	(4,782)	(73,318)	(33,773)
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0